Basis of Presentation of the Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Statement Of Compliance And Basis Of Presentation [Abstract]
Schedule of notional amount of contracts

	Notional as of 12-31-2021
Type of interest rate	Non-derivative financial liabilities MUS$	Derivative instruments MUS$	Total MUS$

USD LIBOR	1,620	390	2,010

Schedule of restatement to financial statements due to reclassifications

	12-31-2020			12-31-2019

Consolidated Statements of Comprehensive Income, by Nature	Amounts previously reported	Reclassification	Amounts as revised	Amounts previously reported	Reclassification	Amounts as revised
STATEMENTS OF PROFIT (LOSS)	ThUS$		ThUS$	ThUS$		ThUS$
Revenue	11,238,976	—	11,238,976	13,053,376	—	13,053,376
Other income, by nature	953,698	99,071	1,052,769	1,260,736	73,345	1,334,081
Revenues and Other income, by nature	12,192,674	99,071	12,291,745	14,314,112	73,345	14,387,457

Raw materials and consumables used	(7,555,915)	—	(7,555,915)	(8,541,023)	—	(8,541,023)
Contribution Margin	4,636,759	99,071	4,735,830	5,773,089	73,345	5,846,434

Other work performed by the entity and capitalized	147,151	—	147,151	181,565	—	181,565
Employee benefit expenses	(565,046)	—	(565,046)	(809,753)	—	(809,753)
Depreciation and amortization expenses	(858,099)	—	(858,099)	(948,330)	—	(948,330)
Impairment (loss) reversal recognized in profit or loss	—	—	—	2,126	—	2,126
Impairment (loss) impairment gain and reversal of impairment loss determined in accordance with IFRS 9	(242,372)	—	(242,372)	(279,125)	—	(279,125)
Other expense, by nature	(1,065,278)	—	(1,065,278)	(1,150,709)	—	(1,150,709)

Operating Income	2,053,115	99,071	2,152,186	2,768,863	73,345	2,842,208

Other gains (losses)	4,671	—	4,671	14,196	—	14,196
Finance income	321,477	(99,071)	222,406	449,661	(73,345)	376,316
Finance costs	(768,453)	—	(768,453)	(1,088,631)	—	(1,088,631)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	3,133	—	3,133	583	—	583
Foreign currency translation differences	57,171	—	57,171	136,960	—	136,960
Gains (losses) from indexed assets and liabilities	76,698	—	76,698	124,477	—	124,477

Profit (loss) before taxes	1,747,812	—	1,747,812	2,406,109	—	2,406,109
Income tax expense	(566,560)	—	(566,560)	(236,346)	—	(236,346)
PROFIT (LOSS)	1,181,252	—	1,181,252	2,169,763	—	2,169,763

Schedule of companies that qualify as associates

			Functional	% Ownership as of 12-31-2021			% Ownership as of 12-31-2020
Taxpayer ID No.	Company	Country	Currency	Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Yacylec S.A	Argentina	Argentine peso	33.33%	—	33.33%	33.33%	—	33.33%
Foreign	Central Vuelta Obligado S.A.	Argentina	Argentine peso	—	40.90%	40.90%	—	40.90%	40.90%

Schedule of companies that qualify as joint ventures

				% Ownership as of			% Ownership as of
Taxpayer ID No.	Company	Country	Functional Currency	12-31-2021			12-31-2020
				Direct	Indirect	Total	Direct	Indirect	Total
Foreign	Sacme S.A.	Argentina	Argentine Peso	-	50.00%	50.00%	-	50.00%	50.00%

Schedule of general price index

General price index
From January to December 2019	53.64%
From January to December 2020	36.13%
From January to December 2021	50.95%

Schedule of exchange rates

The exchange rates used to convert the financial statements of the different foreign subsidiaries are detailed as follows (local currency versus the US$):

	12-31-2021		12-31-2020		12-31-2019
Currency	Closing Date	Average	Closing Date	Average	Average
Argentine peso	102.72	102.69	84.15	84.07	59.88
Brazilian real	5.58	5.39	5.20	5.16	3.94
Peruvian sol	4.00	3.88	3.62	3.50	3.34
Colombian peso	3,981.16	3,743.86	3,432.50	3,693.52	3,281.39